UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4250

Seligman Municipal Series Trust
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 3/31/06

FORM N-CSR

ITEM 1.       REPORTS TO STOCKHOLDERS.

Seligman
Municipal Series Trust

Mid-Year Report
March 31, 2006

Seeking Income Exempt
From Regular Income Tax

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Seligman
142 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 142 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1
Performance and Portfolio Overview	2
Understanding and Comparing Your Series’ Expenses	8
Portfolios of Investments	10
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	19
Notes to Financial Statements	21
Financial Highlights	32
Matters Relating to the Trustees’ Consideration of the Continuance of the Management Agreements	44
Trustees and Executive Officers	51
Additional Trust Information	52

To The Shareholders

We are pleased to present your mid-year shareholder report for Seligman Municipal Series Trust, covering the six months ended March 31, 2006. This report contains the investment results, financial statements, and each Series’ portfolio of investments.

We thank you for your continued support of Seligman Municipal Series Trust and look forward to serving your investment needs for many years to come.

By order of the Trustees,

William C. Morris
Chairman

Brian T. Zino
President

May 17, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017	Seligman Data Corp. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	(800) 221-2450 (800) 445-1777 (212) 682-7600 (800) 622-4597	Shareholder Services Retirement Plan Services Outside the United States 24-Hour Automated Telephone Access Service

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Series of Seligman Municipal Series Trust (the “Trust”) and to provide a summary of the portfolio characteristics of each Series.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Series as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”), at its discretion, waived a portion of its management fees for the California High-Yield and Florida Series. Such waivers may be discontinued at any time. Absent such waivers, returns and yields for those Series would have been lower. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

The Lehman Brothers Municipal Bond Index (“Lehman Index”) does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance.

An investment in a Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

____________
See footnotes on page 7.

Performance and Portfolio Overview

Investment Results

California High-Yield Series

Total Returns
For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.62)%	(1.08)%	3.86%	5.01%	n/a
Without Sales Charge	1.18	3.88	4.86	5.52	n/a
Class C
With Sales Charge and CDSC#	(1.31)	0.87	3.70	n/a	3.79%
Without Sales Charge and CDSC	0.72	2.94	3.92	n/a	3.95
Class D
With 1% CDSC	(0.27)	1.94	n/a	n/a	n/a
Without CDSC	0.72	2.94	3.92	4.59	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	‡

Net Asset Value Per Share				Dividend Per Share and Yield Information For Periods Ended March 31, 2006
	3/31/06	9/30/05	3/31/05	Dividends†	SEC 30-Day Yield††
Class A	$6.56	$6.62	$6.58	$0.136	3.50%
Class C	6.57	6.63	6.59	0.106	2.73
Class D	6.57	6.63	6.59	0.106	2.76

Holdings by Market Sectorø				Holdings by Credit Quality[2]ø
Revenue Bonds			81%	AAA	15%
General Obligation Bondsøø			19	AA	10
				A	61
				BBB	14

Weighted Average Maturity##		21.9 years

_______________
See footnotes on page 7.

Performance and Portfolio Overview

Investment Results

California Quality Series

Total Returns
For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.93)%	(1.53)%	3.30%	4.80%	n/a
Without Sales Charge	0.88	3.42	4.32	5.31	n/a
Class C
With Sales Charge and CDSC#	(1.58)	0.32	3.16	n/a	3.63%
Without Sales Charge and CDSC	0.42	2.35	3.37	n/a	3.79
Class D
With 1% CDSC	(0.56)	1.36	n/a	n/a	n/a
Without CDSC	0.42	2.35	3.37	4.35	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	‡

Net Asset Value Per Share				Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2006
	3/31/06	9/30/05	3/31/05	Dividends†	Capital Gain†	SEC 30-Day Yield††
Class A	$6.68	$6.79	$6.76	$0.136	$0.032	3.02%
Class C	6.65	6.76	6.74	0.105	0.032	2.24
Class D	6.65	6.76	6.74	0.105	0.032	2.26

Holdings by Market Sectorø				Holdings by Credit Quality[2]ø
Revenue Bonds			77%	AAA		67%
General Obligation Bondsøø			23	AA		5
				A		28

Weighted Average Maturity##		16.1 years

______________
See footnotes on page 7.

Performance and Portfolio Overview

Investment Results

Florida Series

Total Returns
For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.02)%	(1.90)%	3.29%	4.70%	n/a
Without Sales Charge	0.71	2.93	4.30	5.21	n/a
Class C
With Sales Charge and CDSC#	(1.52)	0.16	3.30	n/a	3.71%
Without Sales Charge and CDSC	0.46	2.15	3.51	n/a	3.86
Class D
With 1% CDSC	(0.53)	1.17	n/a	n/a	n/a
Without CDSC	0.46	2.15	3.51	4.43	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	‡

Net Asset Value Per Share				Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2006
	3/31/06	9/30/05	3/31/05	Dividends†	Capital Gain†	SEC 30-Day Yield††
Class A	$7.77	$7.92	$7.91	$0.158	$0.046	3.03%
Class C	7.79	7.93	7.93	0.128	0.046	2.38
Class D	7.79	7.93	7.93	0.128	0.046	2.41

Holdings by Market Sectorø				Holdings by Credit Quality[2]ø
Revenue Bonds			50%	AAA		61%
General Obligation Bondsøø			50	AA		19
				A		20

Weighted Average Maturity##		14.3 years

____________
See footnotes on page 7.

Performance and Portfolio Overview

Investment Results

North Carolina Series

Total Returns
For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.55)%	(2.33)%	3.00%	4.33%	n/a
Without Sales Charge	0.26	2.49	4.00	4.84	n/a
Class C
With Sales Charge and CDSC	(2.08)	(0.14)	3.05	n/a	3.23%
Without Sales Charge and CDSC	(0.11)	1.85	3.26	n/a	3.38
Class D
With 1% CDSC	(1.10)	0.74	n/a	n/a	n/a
Without CDSC	(0.12)	1.72	3.23	4.05	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	‡

Net Asset Value Per Share				Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2006
	3/31/06	9/30/05	3/31/05	Dividends†	Capital Gain†	SEC 30-Day Yield††
Class A	$7.77	$7.94	$7.91	$0.135	$0.055	2.70%
Class C	7.77	7.94	7.90	0.105	0.055	2.03
Class D	7.76	7.93	7.90	0.105	0.055	2.05

Holdings by Market Sectorø				Holdings by Credit Quality[2]ø
Revenue Bonds			59%	AAA		59%
General Obligation Bondsøø			41	AA		34
				A		7

Weighted Average Maturity##		12.4 years

____________
See footnotes on page 7.

Performance and Portfolio Overview

[1]
The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Trust’s prospectus or the statement of additional information.

[2]
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

*	Returns for periods of less than one year are not annualized.
**
The Lehman Index is an unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not include any taxes, fees or sales charges and does not reflect state-specific bond market performance. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	The CDSC is 1% for periods of 18 months or less.
##	Excludes variable rate demand notes.
‡	From 5/28/99.
†	Represents per share amount paid or declared for the six months ended March 31, 2006.
††
Current yield, representing the annualized yield for the 30-day period ended March 31, 2006, has been computed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Series. Such waivers may be discontinued at any time. Without these waivers the yields would be as follows:

	Class A	Class C	Class D
California High-Yield Series	3.40%	2.63%	2.66%
Florida Series	2.88	2.23	2.26

ø	Percentages based on current market values of long-term holdings at March 31, 2006.
øø	Includes pre-refunded and escrowed-to-maturity securities.

Understanding and Comparing
Your Series’ Expenses

As a shareholder of a Series of the Trust, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Series and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of October 1, 2005 and held for the entire six-month period ended March 31, 2006.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Series that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Series and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Series. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on next page.)

Understanding and Comparing
Your Series’ Expenses

			Actual		Hypothetical
	Beginning Account Value 10/1/05	Annualized Expense Ratio*	Ending Account Value 3/31/06	Expenses Paid During Period** 10/1/05 to 3/31/06	Ending Account Value 3/31/06	Expenses Paid During Period** 10/1/05 to 3/31/06
California High-Yield
Class A	$1,000.00	0.94%	$1,011.80	$4.72	$1,020.23	$4.74
Class C	1,000.00	1.84	1,007.20	9.23	1,015.74	9.27
Class D	1,000.00	1.84	1,007.20	9.23	1,015.74	9.27
California Quality
Class A	1,000.00	0.98	1,008.80	4.90	1,020.05	4.93
Class C	1,000.00	1.88	1,004.20	9.40	1,015.55	9.45
Class D	1,000.00	1.88	1,004.20	9.40	1,015.55	9.45
Florida
Class A	1,000.00	1.01	1,007.10	5.05	1,019.90	5.08
Class C	1,000.00	1.77	1,004.60	8.87	1,016.08	8.92
Class D	1,000.00	1.77	1,004.60	8.87	1,016.08	8.92
North Carolina
Class A	1,000.00	1.31	1,002.60	6.55	1,018.39	6.60
Class C	1,000.00	2.07	998.90	10.32	1,014.61	10.40
Class D	1,000.00	2.07	998.80	10.32	1,014.61	10.40

*
Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the difference in 12b-1 fees paid by each share class. See the Trust’s prospectus for a description of each share class and its fees, expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, at its discretion, waived 0.10% and 0.15% per annum of its fees for the California High-Yield and Florida Series, respectively. Absent such waiver, the expense ratios and expenses paid for the period would have been higher.

**
Expenses are equal to the Series’ annualized expense ratios based on actual expenses for the period October 1, 2005 to March 31, 2006, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

Portfolios of Investments (unaudited)
March 31, 2006

California High-Yield Series

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	California Department of Veterans Affairs Rev. (Home Purchase), 5.50% due 12/1/2018*	Aa2	$1,035,210
1,500,000	California Department of Veterans Affairs Rev. (Home Purchase), 5.60% due 12/1/2028	Aaa	1,519,080
2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031	A1	2,035,440
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6.25% due 12/1/2034ø	A3	3,288,270
750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A3	761,985
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,816,275
2,280,000	California Housing Finance Agency Rev. (Multi-Family Housing), 5.375% due 2/1/2036*	Aa3	2,305,901
650,000	California Housing Finance Agency Rev. (Single Family Mortgage), 5.40% due 8/1/2028*	Aaa	659,139
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5.25% due 10/1/2034	A-‡	2,557,000
2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5.625% due 8/15/2042	A1	2,622,400
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	1,541,295
2,685,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,686,504
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa2	3,198,240
3,000,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease), 5.50% due 12/1/2020	A3	3,037,830
870,000	San Francisco, CA City & County Public Utilities Commission Water Rev., 5% due 11/1/2026	A1	878,987
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5.25% due 7/1/2029	A2	2,051,060
Total Municipal Bonds (Cost $31,591,824) — 91.6%			32,994,616
(Continued on next page.)

See footnotes on page 15.

Portfolios of Investments (unaudited)
March 31, 2006

California High-Yield Series

Face Amount	Short-Term Holdings	Rating†	Value
$300,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	P-1	$300,000
200,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	200,000
500,000	New York City, NY GOs, VRDN, due 8/15/2018	VMIG 1	500,000
400,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2025	VMIG 1	400,000
1,130,000	San Francisco, CA City & County Public Utilities Commission Water Rev., 5% due 11/1/2026ø	A1	1,156,939
Total Short-Term Holdings (Cost $2,517,064) — 7.1%			2,556,939
Total Investments (Cost $34,108,888) — 98.7%			35,551,555
Other Assets Less Liabilities — 1.3%			479,390
Net Assets — 100.0%			$36,030,945

California Quality Series

Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	A1	$3,088,320
2,000,000	California Educational Facilities Authority Rev. (Stanford University), 5.35% due 6/1/2027	Aaa	2,067,360
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa	3,079,620
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023	Aaa	1,041,880
4,000,000	California Pollution Control Financing Authority Rev. (Mobil Oil Corporation Project), 5.50% due 12/1/2029*	Aaa	4,123,760
3,295,000	California State GOs, 5.375% due 10/1/2027ø	A2	3,520,444
705,000	California State GOs, 5.375% due 10/1/2027	A2	740,264
2,420,000	California State Veterans’ GOs, 5.70% due 12/1/2032*	A2	2,482,025
2,000,000	California Statewide Communities Development Authority Rev. (Kaiser Permanente), 5.50% due 11/1/2032	A3	2,078,480
865,000	East Bay Municipal Utility District, CA Water System Rev., 5% due 6/1/2026	Aaa	880,613
(Continued on next page.)

See footnotes on page 15.

Portfolios of Investments (unaudited)
March 31, 2006

California Quality Series

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6.75% due 7/1/2012	Aaa	$2,864,775
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5.125% due 7/1/2041	Aa3	2,048,240
3,000,000	Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.), 6% due 2/15/2009	Aaa	3,201,000
4,000,000	Regents of the University of California Rev. (Multiple Purpose Projects), 5.375% due 9/1/2024	Aaa	4,132,840
2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa	2,053,880
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5.25% due 5/15/2024	Aaa	534,935
2,720,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.), 5% due 7/1/2028ø	Aaa	2,833,152
1,530,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.), 5% due 7/1/2028	Aaa	1,572,519
Total Municipal Bonds (Cost $39,949,398) — 88.6%			42,344,107

	Short-Term Holdings
3,000,000	California Department of Water Resources Water System Rev. (Central Valley Project), 6.10% due 12/1/2029ø	Aaa	3,042,990
200,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	200,000
1,135,000	East Bay Municipal Utility District, CA Water System Rev., 5% due 6/1/2026ø	Aaa	1,160,492
500,000	New York City, NY GOs, VRDN, due 8/1/2010	VMIG 1	500,000
Total Short-Term Holdings (Cost $4,878,432) — 10.3%			4,903,482
Total Investments (Cost $44,827,830) — 98.9%			47,247,589
Other Assets Less Liabilities — 1.1%			529,401
Net Assets — 100.0%			$47,776,990

See footnotes on page 15.

Portfolios of Investments (unaudited)
March 31, 2006

Florida Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Broward County, FL Airport System Rev., 5.25% due 10/1/2026*	Aaa	$2,070,060
2,000,000	Dade County, FL Public Improvement GOs, 5.75% due 10/1/2016	Aaa	2,040,560
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	AAA‡	1,895,565
70,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	AA‡	70,104
385,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa	398,182
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5.375% due 6/1/2027*	Aaa	2,559,250
2,000,000	Greater Orlando Aviation Authority, FL Airport Facilities Rev., 5.25% due 10/1/2023*	Aaa	2,047,700
2,000,000	Hillsborough County, FL School Board (Certificates of Participation), 6% due 7/1/2025ø	Aaa	2,158,540
2,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041ø	Aa2	2,056,180
1,500,000	Jacksonville, FL Electric Authority Water & Sewer System Rev., 5.375% due 10/1/2030ø	Aaa	1,522,815
2,000,000	Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev. (Anheuser-Busch Project), 5.875% due 2/1/2036*	A1	2,049,980
2,000,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024	A2	2,076,720
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6.375% due 11/15/2020ø	A2	1,957,148
1,500,000	Orlando, FL Utilities Commission Utility System Rev., 5% due 10/1/2025	Aa1	1,571,640
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5.50% due 11/15/2033	Aa3	2,089,620
1,770,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019ø	Aaa	1,826,906
230,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019	Aaa	236,780
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5.75% due 10/1/2029ø	Aaa	1,920,678
Total Municipal Bonds (Cost $29,052,521) — 95.3%			30,548,428
(Continued on next page.)

See footnotes on page 15.

Portfolios of Investments (unaudited)
March 31, 2006

Florida Series

Face Amount	Short-Term Holdings	Rating†	Value
$300,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	P-1	$300,000
700,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	700,000
Total Short-Term Holdings (Cost $1,000,000) — 3.1%			1,000,000
Total Investments (Cost $30,052,521) — 98.4%			31,548,428
Other Assets Less Liabilities — 1.6%			511,072
Net Assets — 100.0%			$32,059,500

North Carolina Series

Face Amount	Municipal Bonds	Rating†	Value
$ 750,000	Appalachian State University, NC Rev. 5% due 7/15/2023	Aaa	$788,048
1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020ø	Aaa	1,354,000
1,185,000	Buncombe County, NC Metropolitan District Sewer System Rev., 5% due 7/1/2020	Aaa	1,241,655
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	Aa2	1,096,700
1,250,000	Charlotte, NC Water & Sewer System Rev., 5.25% due 6/1/2025ø	AAA‡	1,334,987
750,000	Forsyth County, NC Certificates of Participation (Forsyth County School Project), 5% due 2/1/2026	Aa1	775,935
215,000	Greensboro, NC Combined Enterprise System Rev., 5.25% due 6/1/2022	Aa3	229,835
750,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2023	Aaa	785,677
245,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	256,760
25,000	North Carolina Housing Finance Agency Rev. (Single Family), 6.50% due 3/1/2018	Aa2	25,213
1,500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3	1,522,320
(Continued on next page.)

See footnotes on page 15.

Portfolios of Investments (unaudited)
March 31, 2006

North Carolina Series

Face Amount	Municipal Bonds	Rating†	Value
$1,750,000	North Carolina Municipal Power Agency No. 1 (Catawba Electric Rev.), 5% due 1/1/2020††	Aaa	$1,904,158
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024	Aa1	1,045,830
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5.375% due 2/1/2017	A3	1,054,160
750,000	Wilmington, NC Water & Sewer System Rev., 5% due 6/1/2025	Aaa	785,910
250,000	Winston-Salem, NC Water & Sewer System Rev., 5.125% due 6/1/2028ø	AAA‡	268,145
Total Municipal Bonds (Cost $13,644,758) — 82.7%			14,469,333

Short-Term Holdings
1,250,000	Asheville, NC Water System Rev., 5.70% due 8/1/2025ø	Aaa	1,283,788
500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	500,000
100,000	New York City, NY GOs, VRDN, due 8/1/2019	VMIG 1	100,000
800,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	800,000
Total Short-Term Holdings (Cost $2,635,486) — 15.3%			2,683,788
Total Investments (Cost $16,280,244) — 98.0%			17,153,121
Other Assets Less Liabilities — 2.0%			352,444
Net Assets — 100.0%			$17,505,565

†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
††	Escrowed-to-maturity security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
VRDN — variable rate demand note. See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
March 31, 2006

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Assets:
Investments, at value:*
Long-term holdings	$32,994,616	$42,344,107	$30,548,428	$14,469,333
Short-term holdings	2,556,939	4,903,482	1,000,000	2,683,788
Total investments	35,551,555	47,247,589	31,548,428	17,153,121
Cash**	14,691	17,670	29,174	29,158
Interest receivable	532,465	759,511	665,192	213,782
Receivable for Shares of Beneficial Interest sold	23,806	2,844	9,899	—
Expenses prepaid to shareholder service agent	4,287	4,435	2,957	1,774
Receivable for securities sold	—	—	—	177,165
Other	1,767	2,223	1,711	1,284
Total Assets	36,128,571	48,034,272	32,257,361	17,576,284
Liabilities:
Dividends payable	48,891	64,811	43,448	18,972
Management fee payable	12,293	20,584	9,619	7,560
Distribution and service fees payable	7,258	6,868	9,904	4,835
Payable for Shares of Beneficial Interest repurchased	—	129,255	107,519	22,412
Accrued expenses and other	29,184	35,764	27,371	16,940
Total Liabilities	97,626	257,282	197,861	70,719
Net Assets	$36,030,945	$47,776,990	$32,059,500	$17,505,565
Composition of Net Assets:
Shares of Beneficial Interest, at par:
Class A	$4,660	$6,629	$3,520	$2,041
Class C	342	367	448	146
Class D	487	161	157	65
Additional paid-in capital	34,513,796	45,232,904	30,414,721	16,486,736
Undistributed net investment income	68,993	220,810	87,371	55,609
Undistributed/accumulated net realized gain (loss)	—	(103,640)	57,376	88,091
Net unrealized appreciation of investments	1,442,667	2,419,759	1,495,907	872,877
Net Assets	$36,030,945	$47,776,990	$32,059,500	$17,505,565
(Continued on next page.)

See footnotes on page 17.

Statements of Assets and Liabilities (unaudited)
March 31, 2006

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Net Assets:
Class A	$30,585,642	$44,261,114	$27,347,068	$15,863,604
Class C	$2,244,877	$2,440,893	$3,488,805	$1,134,085
Class D	$3,200,426	$1,074,983	$1,223,627	$507,876
Shares of Beneficial Interest Outstanding (Unlimited shares authorized; $0.001 par value):
Class A	4,660,297	6,628,776	3,519,713	2,040,403
Class C	341,684	366,918	448,087	146,013
Class D	487,058	161,606	157,164	65,415
Net Asset Value per Share:
Class A	$6.56	$6.68	$7.77	$7.77
Class C	$6.57	$6.65	$7.79	$7.77
Class D	$6.57	$6.65	$7.79	$7.76

__________________ * Cost of investments	$34,108,888	$44,827,830	$30,052,521	$16,280,244
** Includes restricted cash of	$5,300	$6,300	$2,000	—

See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2006

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Investment Income:
Interest	$928,779	$1,275,363	$856,244	$439,100
Expenses:
Management fees	90,305	123,667	83,282	45,643
Distribution and service fees	42,128	42,404	59,493	29,028
Shareholder account services	38,219	43,417	30,081	17,484
Auditing and legal fees	16,899	21,326	17,068	15,617
Registration	8,776	8,727	7,280	6,832
Custody and related services	6,233	8,625	6,534	4,188
Shareholder reports and communications	3,689	4,838	3,640	2,743
Trustee’s fees and expenses	3,659	3,834	3,596	3,396
Miscellaneous	2,641	3,390	2,493	1,843
Total Expenses Before Management Fee Waiver	212,549	260,228	213,467	126,774
Fee waiver (Note 3)	(18,061)	—	(24,985)	—
Total Expenses After Management Fee Waiver	194,488	260,228	188,482	126,774
Net Investment Income	734,291	1,015,135	667,762	312,326
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	—	50,876	83,021	89,499
Net change in unrealized appreciation of investments	(350,944)	(657,627)	(525,263)	(358,215)
Net Loss on Investments	(350,944)	(606,751)	(442,242)	(268,716)
Increase in Net Assets from Operations	$383,347	$408,384	$225,520	$43,610

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	California High-Yield Series		California Quality Series
	Six Months Ended 3/31/06	Year Ended 9/30/05	Six Months Ended 3/31/06	Year Ended 9/30/05
Operations:
Net investment income	$734,291	$1,472,170	$1,015,135	$2,144,730
Net realized gain on investments	—	—	50,876	330,304
Net change in unrealized appreciation of investments	(350,944)	239,831	(657,627)	(462,651)
Increase in Net Assets from Operations	383,347	1,712,001	408,384	2,012,383

Distributions to Shareholders:
Net investment income:
Class A	(635,880)	(1,290,395)	(919,198)	(1,973,546)
Class C	(37,867)	(79,080)	(46,605)	(120,885)
Class D	(49,820)	(91,036)	(16,848)	(33,700)
Total	(723,567)	(1,460,511)	(982,651)	(2,128,131)
Net realized long-term gain on investments:
Class A	—	(348,442)	(218,450)	(652,732)
Class C	—	(28,555)	(15,057)	(55,969)
Class D	—	(31,371)	(5,019)	(14,803)
Total	—	(408,368)	(238,526)	(723,504)
Decrease in Net Assets from Distributions	(723,567)	(1,868,879)	(1,221,177)	(2,851,635)

Transactions in Shares of Beneficial Interest:
Net proceeds from sales of shares	331,150	503,407	436,499	1,044,303
Investment of dividends	428,371	863,684	536,698	1,154,063
Exchanged from associated funds	340,288	792,816	307,011	588,958
Investment of gain distributions	—	293,176	163,236	493,409
Total	1,099,809	2,453,083	1,443,444	3,280,733
Cost of shares repurchased	(1,608,770)	(4,977,036)	(4,233,558)	(8,061,544)
Exchanged into associated funds	(14,870)	(222,590)	(87,763)	(397,068)
Total	(1,623,640)	(5,199,626)	(4,321,321)	(8,458,612)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(523,831)	(2,746,543)	(2,877,877)	(5,177,879)
Decrease in Net Assets	(864,051)	(2,903,421)	(3,690,670)	(6,017,131)

Net Assets:
Beginning of period	36,894,996	39,798,417	51,467,660	57,484,791
End of Period*	$36,030,945	$36,894,996	$47,776,990	$51,467,660
(Continued on next page.)

* Including undistributed net investment income	$68,993	$58,269	$220,810	$188,326

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Florida Series		North Carolina Series
	Six Months Ended 3/31/06	Year Ended 9/30/05	Six Months Ended 3/31/06	Year Ended 9/30/05
Operations:
Net investment income	$667,762	$1,463,794	$312,326	$759,871
Net realized gain on investments	83,021	172,452	89,499	122,197
Net change in unrealized appreciation of investments	(525,263)	(553,167)	(358,215)	(372,492)
Increase in Net Assets from Operations	225,520	1,083,079	43,610	509,576

Distributions to Shareholders:
Net investment income:
Class A	(573,371)	(1,264,083)	(282,847)	(653,505)
Class C	(60,948)	(139,901)	(17,381)	(72,461)
Class D	(20,219)	(44,218)	(7,041)	(19,398)
Total	(654,538)	(1,448,202)	(307,269)	(745,364)
Net realized long-term gain on investments:
Class A	(169,725)	(19,968)	(117,044)	(51,439)
Class C	(22,748)	(2,907)	(9,747)	(7,560)
Class D	(7,282)	(839)	(3,693)	(1,847)
Total	(199,755)	(23,714)	(130,484)	(60,846)
Decrease in Net Assets from Distributions	(854,293)	(1,471,916)	(437,753)	(806,210)

Transactions in Shares of Beneficial Interest:
Net proceeds from sales of shares	721,458	1,045,897	265,682	272,380
Investment of dividends	356,613	758,900	197,275	479,784
Exchanged from associated funds	259,922	617,634	38,161	133,328
Investment of gain distributions	126,480	16,047	99,321	49,160
Total	1,464,473	2,438,478	600,439	934,652
Cost of shares repurchased	(2,006,444)	(5,945,877)	(1,245,298)	(5,388,968)
Exchanged into associated funds	(1,150,312)	(227,031)	(182,760)	(95,331)
Total	(3,156,756)	(6,172,908)	(1,428,058)	(5,484,299)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(1,692,283)	(3,734,430)	(827,619)	(4,549,647)
Decrease in Net Assets	(2,321,056)	(4,123,267)	(1,221,762)	(4,846,281)

Net Assets:
Beginning of period	34,380,556	38,503,823	18,727,327	23,573,608
End of Period*	$32,059,500	$34,380,556	$17,505,565	$18,727,327

* Including undistributed net investment income	$87,371	$74,174	$55,609	$50,553

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1. Multiple Classes of Shares — Seligman Municipal Series Trust (the “Trust”) consists of four separate series: the “California High-Yield Series,” the “California Quality Series,” the “Florida Series,” and the “North Carolina Series.” Each Series of the Trust offers three classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Trust:

a. Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Notes to Financial Statements  (unaudited)

b. Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c. Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes purchased by the Trust may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2006, the interest rates paid on these notes ranged from 3.05% to 3.13%.

d. Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2006, distribution and service fees were the only class-specific expenses.

e. Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date.

f. Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Trust’s insurance policies.

3. Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager’s fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series’ average daily net assets. The Manager, at its discretion, agreed to waive a portion of its fees for the year ended September 30, 2006 to limit the per annum fee of California High-Yield Series and Florida Series to 0.40% and 0.35%, respectively. For the six months ended March 31, 2006, the amounts of fees waived by the Manager for California High-Yield Series and Florida Series were $18,061 and $24,985, respectively.

For the six months ended March 31, 2006, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Trust’s shares and an affiliate of the Manager, received the following concessions from sales of Class A shares, after commissions were paid to dealers for sales of Class A and Class C shares:

Series	Distributor Concessions	Dealer Commissions
California High-Yield	$563	$4,699
California Quality	1,593	11,101
Florida	1,853	14,324
North Carolina	595	4,063

Notes to Financial Statements  (unaudited)

The Trust has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust monthly pursuant to the Plan. For the six months ended March 31, 2006, for California High-Yield Series, California Quality Series, Florida Series, and North Carolina Series, fees incurred under the Plan aggregated to $15,038, $22,268, $34,755, and $19,935, respectively, or 0.10%, 0.10%, 0.24%, and 0.24%, respectively, per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the six months ended March 31, 2006, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D
California High-Yield	$11,714	$15,376
California Quality	14,796	5,340
Florida	18,581	6,157
North Carolina	6,465	2,628

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the six months ended March 31, 2006, such charges amounted to $924 for California High-Yield Series, $5 for California Quality Series, $675 for Florida Series, and $1 for North Carolina Series.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 2006, Seligman Services, Inc. received commissions from the sales of shares of each Series and distribution and service fees, pursuant to the Plan, as follows:

Series	Commissions	Distribution and Service Fees
California High-Yield	—	$2,030
California Quality	$429	1,420
Florida	638	1,799
North Carolina	—	1,328

For the six months ended March 31, 2006, Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Trust’s trustees as follows:

Series
California High-Yield	$38,219
California Quality	43,417
Florida	30,081
North Carolina	17,484

Notes to Financial Statements  (unaudited)

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

The Trust and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009, respectively. The obligation of the Trust to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Trust’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of March 31, 2006, the Trust’s potential obligation under the Guaranties is $24,100. As of March 31, 2006, no event has occurred which would result in the Trust becoming liable to make any payment under a Guaranty. Each Series would bear a portion of any payments made by the Trust under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Trust as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Trust or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in trustees’ fees and expenses. Deferred fees and related accrued earnings are not deductible by the Series for federal income tax purposes until such amounts are paid. The accumulated balances at December 31, 2005, which were paid to the participating trustee in January 2006, were as follows:

Series
California High-Yield	$8,873
California Quality	9,086
Florida	5,867
North Carolina	5,000

As of March 31, 2006, no trustees were participating in the deferred compensation arrangement.

4. Committed Line of Credit — The Trust is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Series’ borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks. For the six months ended March 31, 2006, the Trust did not borrow from the credit facility.

Notes to Financial Statements  (unaudited)

5. Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2006, were as follows:

Series	Purchases	Sales
California High-Yield	—	$160,000
California Quality	—	2,030,000
Florida	$1,567,245	2,601,290
North Carolina	3,166,425	4,765,000

6. Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Series. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended March 31, 2006, and will vary from the final tax information as of the Trust’s year-end.

At March 31, 2006, each Series’ tax basis cost of investments for federal income tax purposes was less than the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes, offset, in part, for the California Quality Series by the tax deferral of losses on wash sales of $149,160. The tax basis cost of investments was as follows:

Series	Tax Basis Cost
California High-Yield	$34,044,923
California Quality	44,765,104
Florida	29,971,301
North Carolina	16,242,010

At March 31, 2006, the tax basis components of accumulated earnings were as follows:

Series	California High-Yield	California Quality	Florida	North Carolina
Gross unrealized appreciation of portfolio securities	$1,518,562	$2,482,485	$1,577,127	$938,406
Gross unrealized depreciation of portfolio securities	(11,930)	—	—	(27,295)
Net unrealized appreciation of portfolio securities	1,506,632	2,482,485	1,577,127	911,111
Undistributed tax-exempt income	2,924	73,333	49,214	16,563
Accumulated net realized gain	—	47,762	58,324	108,117
Total accumulated earnings	$1,509,556	$2,603,580	$1,684,665	$1,035,791

Notes to Financial Statements  (unaudited)

The tax characterization of distributions paid was as follows:

	Six Months Ended 3/31/2006	Year Ended 9/30/2005
Tax-exempt income:
California High-Yield	$723,567	$1,513,097
California Quality	982,651	2,128,131
Florida	654,538	1,448,202
North Carolina	307,269	745,364
Long-term capital gains:
California High-Yield	—	355,782
California Quality	238,526	723,504
Florida	199,755	23,714
North Carolina	130,484	60,846

7. Transactions in Shares of Beneficial Interest — Transactions in Shares of Beneficial Interest were as follows:

California High-Yield Series
	Six Months Ended March 31, 2006		Year Ended September 30, 2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	22,415	$147,573	59,615	$395,391
Investment of dividends	56,951	375,231	113,844	754,713
Exchanged from associated funds	—	—	30,967	204,413
Investment of gain distributions	—	—	37,131	244,320
Total	79,366	522,804	241,557	1,598,837
Cost of shares repurchased	(164,079)	(1,080,213)	(622,899)	(4,130,453)
Exchanged into associated funds	—	—	(32,609)	(217,152)
Total	(164,079)	(1,080,213)	(655,508)	(4,347,605)
Decrease	(84,713)	$(557,409)	(413,951)	$(2,748,768)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	27,283	$179,582	12,984	$86,027
Investment of dividends	3,587	23,667	7,953	52,760
Exchanged from associated funds	—	—	4,728	31,382
Investment of gain distributions	—	—	3,786	24,951
Total	30,870	203,249	29,451	195,120
Cost of shares repurchased	(62,431)	(410,248)	(101,439)	(675,224)
Decrease	(31,561)	$(206,999)	(71,988)	$(480,104)

Notes to Financial Statements  (unaudited)

California High-Yield Series
	Six Months Ended March 31, 2006		Year Ended September 30, 2005
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	604	$3,995	3,299	$21,989
Investment of dividends	4,466	29,473	8,473	56,211
Exchanged from associated funds	51,584	340,288	83,528	557,021
Investment of gain distributions	—	—	3,628	23,905
Total	56,654	373,756	98,928	659,126
Cost of shares repurchased	(17,951)	(118,309)	(25,714)	(171,359)
Exchanged into associated funds	(2,259)	(14,870)	(820)	(5,438)
Total	(20,210)	(133,179)	(26,534)	(176,797)
Increase	36,444	$240,577	72,394	$482,329

California Quality Series
	Six Months Ended March 31, 2006		Year Ended September 30, 2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	56,996	$384,408	147,127	$1,003,777
Investment of dividends	74,768	502,991	158,217	1,079,785
Exchanged from associated funds	37,214	249,792	27,959	190,982
Investment of gain distributions	22,352	150,199	65,323	443,520
Total	191,330	1,287,390	398,626	2,718,064
Cost of shares repurchased	(504,881)	(3,399,458)	(850,072)	(5,793,374)
Exchanged into associated funds	(9,765)	(65,527)	(55,162)	(375,462)
Total	(514,646)	(3,464,985)	(905,234)	(6,168,836)
Decrease	(323,316)	$(2,177,595)	(506,608)	$(3,450,772)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	5,654	$38,337
Investment of dividends	3,713	24,895	8,248	56,102
Exchanged from associated funds	—	—	54,246	369,172
Investment of gain distributions	1,564	10,479	6,094	41,254
Total	5,277	35,374	74,242	504,865
Cost of shares repurchased	(119,248)	(798,612)	(286,099)	(1,947,902)
Exchanged into associated funds	(1,091)	(7,297)	(2,802)	(18,961)
Total	(120,339)	(805,909)	(288,901)	(1,966,863)
Decrease	(115,062)	$(770,535)	(214,659)	$(1,461,998)

Notes to Financial Statements  (unaudited)

California Quality Series
	Six Months Ended March 31, 2006		Year Ended September 30, 2005
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	7,750	$52,089	322	$2,189
Investment of dividends	1,310	8,778	2,672	18,176
Exchanged from associated funds	8,566	57,219	4,242	28,804
Investment of gain distributions	382	2,558	1,276	8,635
Total	18,008	120,644	8,512	57,804
Cost of shares repurchased	(5,294)	(35,452)	(47,258)	(320,268)
Exchanged into associated funds	(2,220)	(14,939)	(389)	(2,645)
Total	(7,514)	(50,391)	(47,647)	(322,913)
Increase (decrease)	10,494	$70,253	(39,135)	$(265,109)

Florida Series
	Six Months Ended March 31, 2006		Year Ended September 30, 2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	66,312	$518,757	94,812	$756,005
Investment of dividends	38,646	302,611	80,048	637,959
Exchanged from associated funds	29,014	226,355	73,081	583,068
Investment of gain distributions	13,324	104,182	1,665	13,282
Total	147,296	1,151,905	249,606	1,990,314
Cost of shares repurchased	(181,238)	(1,417,059)	(600,570)	(4,786,378)
Exchanged into associated funds	(146,903)	(1,150,312)	(6,052)	(48,575)
Total	(328,141)	(2,567,371)	(606,622)	(4,834,953)
Decrease	(180,845)	$(1,415,466)	(357,016)	$(2,844,639)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	9,876	$77,622	36,316	$289,703
Investment of dividends	5,397	42,339	12,388	98,932
Exchanged from associated funds	—	—	767	6,163
Investment of gain distributions	2,277	17,832	289	2,312
Total	17,550	137,793	49,760	397,110
Cost of shares repurchased	(61,949)	(485,173)	(118,994)	(947,816)
Exchanged into associated funds	—	—	(22,374)	(178,456)
Total	(61,949)	(485,173)	(141,368)	(1,126,272)
Decrease	(44,399)	$(347,380)	(91,608)	$(729,162)

Notes to Financial Statements  (unaudited)

Florida Series
	Six Months Ended March 31, 2006		Year Ended September 30, 2005
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	15,865	$125,079	24	$189
Investment of dividends	1,489	11,679	2,757	22,009
Exchanged from associated funds	4,287	33,567	3,539	28,403
Investment of gain distributions	569	4,450	56	453
Total	22,210	174,775	6,376	51,054
Cost of shares repurchased	(13,286)	(104,212)	(26,608)	(211,683)
Increase (decrease)	8,924	$70,563	(20,232)	$(160,629)

North Carolina Series
	Six Months Ended March 31, 2006		Year Ended September 30, 2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	33,661	$265,587	31,132	$250,714
Investment of dividends	23,543	184,850	53,761	430,309
Exchanged from associated funds	3,938	30,797	16,614	133,328
Investment of gain distributions	11,434	89,521	5,121	41,021
Total	72,576	570,755	106,628	855,372
Cost of shares repurchased	(144,294)	(1,130,176)	(448,712)	(3,586,486)
Exchanged into associated funds	(375)	(2,939)	(11,785)	(94,215)
Total	(144,669)	(1,133,115)	(460,497)	(3,680,701)
Decrease	(72,093)	$(562,360)	(353,869)	$(2,825,329)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	1,058	$8,487
Investment of dividends	1,060	8,312	4,610	36,863
Investment of gain distributions	979	7,659	864	6,911
Total	2,039	15,971	6,532	52,261
Cost of shares repurchased	(11,289)	(88,535)	(202,888)	(1,611,054)
Exchanged into associated funds	(22,937)	(179,821)	—	—
Total	(34,226)	(268,356)	(202,888)	(1,611,054)
Decrease	(32,187)	$(252,385)	(196,356)	$(1,558,793)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12	$95	1,627	$13,179
Investment of dividends	519	4,072	1,578	12,612
Exchanged from associated funds	942	7,364	—	—
Investment of gain distributions	274	2,141	154	1,228
Total	1,747	13,672	3,359	27,019
Cost of shares repurchased	(3,388)	(26,546)	(24,018)	(191,428)
Exchanged into associated funds	—	—	(140)	(1,116)
Total	(3,388)	(26,546)	(24,158)	(192,544)
Decrease	(1,641)	$(12,874)	(20,799)	$(165,525)

Notes to Financial Statements  (unaudited)

8. Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Series of Seligman Municipal Series Trust).

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Notes to Financial Statements  (unaudited)

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Financial Highlights  (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Series for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

California High-Yield Series
Class A
	Six Months Ended 3/31/06		Year Ended September 30,
			2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.62		$6.65	$6.59	$6.74	$6.63	$6.33
Income from Investment Operations:
Net investment income	0.14		0.26	0.28	0.28	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.06)		0.04	0.06	(0.12)	0.13	0.30
Total from Investment Operations	0.08		0.30	0.34	0.16	0.42	0.60
Less Distributions:
Dividends from net investment income	(0.14)		(0.26)	(0.27)	(0.28)	(0.29)	(0.30)
Distributions from net realized capital gain	—		(0.07)	(0.01)	(0.03)	(0.02)	—
Total Distributions	(0.14)		(0.33)	(0.28)	(0.31)	(0.31)	(0.30)
Net Asset Value, End of Period	$6.56		$6.62	$6.65	$6.59	$6.74	$6.63

Total Return	1.18%		4.63%	5.30%	2.48%	6.50%	9.74%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$30,586		$31,432	$34,315	$38,798	$51,011	$50,239
Ratio of expenses to average net assets	0.94	%†	0.92%	0.90%	0.88%	0.84%	0.70%
Ratio of net investment income to average net assets	4.20	%†	3.97%	4.20%	4.24%	4.41%	4.69%
Portfolio turnover rate	—		1.47%	—	4.43%	11.72%	2.95%
Without management fee waiver:*
Ratio of expenses to average net assets	1.04	%†	1.02%	1.00%	0.98%	0.94%	0.95%
Ratio of net investment income to average net assets	4.10	%†	3.87%	4.10%	4.14%	4.31%	4.44%

See footnotes on page 43.

Financial Highlights  (unaudited)

California High-Yield Series
Class C
	Six Months Ended 3/31/06		Year Ended September 30,
			2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.63		$6.66	$6.60	$6.75	$6.64	$6.34
Income from Investment Operations:
Net investment income	0.11		0.20	0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investments	(0.06)		0.04	0.06	(0.12)	0.13	0.30
Total from Investment Operations	0.05		0.24	0.28	0.10	0.36	0.55
Less Distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.21)	(0.22)	(0.23)	(0.25)
Distributions from net realized capital gain	—		(0.07)	(0.01)	(0.03)	(0.02)	—
Total Distributions	(0.11)		(0.27)	(0.22)	(0.25)	(0.25)	(0.25)
Net Asset Value, End of Period	$6.57		$6.63	$6.66	$6.60	$6.75	$6.64

Total Return	0.72%		3.69%	4.35%	1.56%	5.57%	8.74%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,245		$2,475	$2,964	$3,482	$3,457	$3,293
Ratio of expenses to average net assets	1.84	%†	1.82%	1.80%	1.78%	1.74%	1.60%
Ratio of net investment income to average net assets	3.30	%†	3.07%	3.30%	3.34%	3.51%	3.79%
Portfolio turnover rate	—		1.47%	—	4.43%	11.72%	2.95%
Without management fee waiver:*
Ratio of expenses to average net assets	1.94	%†	1.92%	1.90%	1.88%	1.84%	1.85%
Ratio of net investment income to average net assets	3.20	%†	2.97%	3.20%	3.24%	3.41%	3.54%

See footnotes on page 43.

Financial Highlights  (unaudited)

California High-Yield Series
Class D
	Six Months Ended 3/31/06		Year Ended September 30,
			2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.63		$6.66	$6.60	$6.75	$6.64	$6.34
Income from Investment Operations:
Net investment income	0.11		0.20	0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investments	(0.06)		0.04	0.06	(0.12)	0.13	0.30
Total from Investment Operations	0.05		0.24	0.28	0.10	0.36	0.55
Less Distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.21)	(0.22)	(0.23)	(0.25)
Distributions from net realized capital gain	—		(0.07)	(0.01)	(0.03)	(0.02)	—
Total Distributions	(0.11)		(0.27)	(0.22)	(0.25)	(0.25)	(0.25)
Net Asset Value, End of Period	$6.57		$6.63	$6.66	$6.60	$6.75	$6.64

Total Return	0.72%		3.69%	4.35%	1.56%	5.57%	8.74%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,200		$2,988	$2,519	$4,832	$5,419	$5,938
Ratio of expenses to average net assets	1.84	%†	1.82%	1.80%	1.78%	1.74%	1.60%
Ratio of net investment income to average net assets	3.30	%†	3.07%	3.30%	3.34%	3.51%	3.79%
Portfolio turnover rate	—		1.47%	—	4.43%	11.72%	2.95%
Without management fee waiver:*
Ratio of expenses to average net assets	1.94	%†	1.92%	1.90%	1.88%	1.84%	1.85%
Ratio of net investment income to average net assets	3.20	%†	2.97%	3.20%	3.24%	3.41%	3.54%

See footnotes on page 43.

Financial Highlights  (unaudited)

California Quality Series
Class A
	Six Months Ended 3/31/06	Year Ended September 30,
		2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.79	$6.89	$6.88	$7.04	$6.90	$6.53
Income from Investment Operations:
Net investment income	0.14	0.28	0.28	0.27	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.08)	(0.02)	—	(0.16)	0.20	0.39
Total from Investment Operations	0.06	0.26	0.28	0.11	0.49	0.69
Less Distributions:
Dividends from net investment income	(0.14)	(0.27)	(0.27)	(0.27)	(0.29)	(0.30)
Distributions from net realized capital gain	(0.03)	(0.09)	—	—	(0.06)	(0.02)
Total Distributions	(0.17)	(0.36)	(0.27)	(0.27)	(0.35)	(0.32)
Net Asset Value, End of Period	$6.68	$6.79	$6.89	$6.88	$7.04	$6.90

Total Return	0.88%	3.90%	4.23%	1.63%	7.29%	10.72%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$44,261	$47,186	$51,395	$61,566	$74,713	$74,585
Ratio of expenses to average net assets	0.98%†	0.94%	0.93%	0.93%	0.87%	0.87%
Ratio of net investment income to average net assets	4.18%†	4.04%	4.06%	3.96%	4.23%	4.42%
Portfolio turnover rate	—	—	0.86%	1.43%	6.40%	19.83%

See footnotes on page 43.

Financial Highlights  (unaudited)

California Quality Series
Class C
	Six Months Ended 3/31/06	Year Ended September 30,
		2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.76	$6.87	$6.85	$7.01	$6.88	$6.51
Income from Investment Operations:
Net investment income	0.11	0.21	0.22	0.21	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.08)	(0.02)	0.01	(0.16)	0.18	0.39
Total from Investment Operations	0.03	0.19	0.23	0.05	0.41	0.63
Less Distributions:
Dividends from net investment income	(0.11)	(0.21)	(0.21)	(0.21)	(0.22)	(0.24)
Distributions from net realized capital gain	(0.03)	(0.09)	—	—	(0.06)	(0.02)
Total Distributions	(0.14)	(0.30)	(0.21)	(0.21)	(0.28)	(0.26)
Net Asset Value, End of Period	$6.65	$6.76	$6.87	$6.85	$7.01	$6.88

Total Return	0.42%	2.84%	3.46%	0.72%	6.20%	9.81%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,441	$3,259	$4,783	$5,772	$5,067	$1,952
Ratio of expenses to average net assets	1.88%†	1.84%	1.83%	1.83%	1.77%	1.77%
Ratio of net investment income to average net assets	3.28%†	3.13%	3.16%	3.06%	3.33%	3.52%
Portfolio turnover rate	—	—	0.86%	1.43%	6.40%	19.83%

See footnotes on page 43.

Financial Highlights  (unaudited)

California Quality Series
Class D
	Six Months Ended 3/31/06	Year Ended September 30,
		2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.76	$6.87	$6.85	$7.01	$6.88	$6.51
Income from Investment Operations:
Net investment income	0.11	0.21	0.22	0.21	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.08)	(0.02)	0.01	(0.16)	0.18	0.39
Total from Investment Operations	0.03	0.19	0.23	0.05	0.41	0.63
Less Distributions:
Dividends from net investment income	(0.11)	(0.21)	(0.21)	(0.21)	(0.22)	(0.24)
Distributions from net realized capital gain	(0.03)	(0.09)	—	—	(0.06)	(0.02)
Total Distributions	(0.14)	(0.30)	(0.21)	(0.21)	(0.28)	(0.26)
Net Asset Value, End of Period	$6.65	$6.76	$6.87	$6.85	$7.01	$6.88

Total Return	0.42%	2.84%	3.46%	0.72%	6.20%	9.81%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,075	$1,022	$1,306	$1,512	$1,956	$3,344
Ratio of expenses to average net assets	1.88%†	1.84%	1.83%	1.83%	1.77%	1.77%
Ratio of net investment income to average net assets	3.28%†	3.13%	3.16%	3.06%	3.33%	3.52%
Portfolio turnover rate	—	—	0.86%	1.43%	6.40%	19.83%

See footnotes on page 43.

Financial Highlights  (unaudited)

Florida Series
Class A
	Six Months Ended 3/31/06	Year Ended September 30,
		2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$7.92	$8.00	$8.08	$8.08	$7.88	$7.48
Income from Investment Operations:
Net investment income	0.16	0.33	0.32	0.32	0.34	0.36
Net realized and unrealized gain (loss) on investments	(0.10)	(0.08)	(0.06)	0.01	0.20	0.43
Total from Investment Operations	0.06	0.25	0.26	0.33	0.54	0.79
Less Distributions:
Dividends from net investment income	(0.16)	(0.32)	(0.32)	(0.32)	(0.34)	(0.36)
Distributions from net realized capital gain	(0.05)	(0.01)	(0.02)	(0.01)	—	(0.03)
Total Distributions	(0.21)	(0.33)	(0.34)	(0.33)	(0.34)	(0.39)
Net Asset Value, End of Period	$7.77	$7.92	$8.00	$8.08	$8.08	$7.88

Total Return	0.71%	3.17%	3.26%	4.16%	7.08%	10.78%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$27,347	$29,298	$32,470	$34,131	$37,513	$36,695
Ratio of expenses to average net assets	1.01%†	0.98%	0.99%	1.00%	0.94%	0.70%
Ratio of net investment income to average net assets	4.13%†	4.11%	4.05%	3.98%	4.37%	4.70%
Portfolio turnover rate	5.00%	—	—	12.51%	10.19%	9.57%
Without management fee waiver:*
Ratio of expenses to average net assets	1.16%†	1.13%	1.14%	1.15%	1.09%	1.08%
Ratio of net investment income to average net assets	3.98%†	3.96%	3.90%	3.83%	4.22%	4.32%

See footnotes on page 43.

Financial Highlights  (unaudited)

Florida Series
Class C
	Six Months Ended 3/31/06	Year Ended September 30,
		2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$7.93	$8.02	$8.09	$8.10	$7.90	$7.50
Income from Investment Operations:
Net investment income	0.13	0.27	0.26	0.26	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.05)	—	0.19	0.43
Total from Investment Operations	0.04	0.18	0.21	0.26	0.48	0.74
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.26)	(0.26)	(0.28)	(0.31)
Distributions from net realized capital gain	(0.05)	(0.01)	(0.02)	(0.01)	—	(0.03)
Total Distributions	(0.18)	(0.27)	(0.28)	(0.27)	(0.28)	(0.34)
Net Asset Value, End of Period	$7.79	$7.93	$8.02	$8.09	$8.10	$7.90

Total Return	0.46%	2.27%	2.61%	3.24%	6.26%	9.97%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,489	$3,907	$4,683	$4,686	$3,839	$2,274
Ratio of expenses to average net assets	1.77%†	1.73%	1.74%	1.75%	1.69%	1.45%
Ratio of net investment income to average net assets	3.37%†	3.36%	3.30%	3.23%	3.62%	3.95%
Portfolio turnover rate	5.00%	—	—	12.51%	10.19%	9.57%
Without management fee waiver:*
Ratio of expenses to average net assets	1.92%†	1.88%	1.89%	1.90%	1.84%	1.83%
Ratio of net investment income to average net assets	3.22%†	3.21%	3.15%	3.08%	3.47%	3.57%

See footnotes on page 43.

Financial Highlights  (unaudited)

Florida Series
Class D
	Six Months Ended 3/31/06	Year Ended September 30,
		2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$7.93	$8.02	$8.10	$8.10	$7.90	$7.50
Income from Investment Operations:
Net investment income	0.13	0.27	0.26	0.26	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.06)	0.01	0.19	0.43
Total from Investment Operations	0.04	0.18	0.20	0.27	0.48	0.74
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.26)	(0.26)	(0.28)	(0.31)
Distributions from net realized capital gain	(0.05)	(0.01)	(0.02)	(0.01)	—	(0.03)
Total Distributions	(0.18)	(0.27)	(0.28)	(0.27)	(0.28)	(0.34)
Net Asset Value, End of Period	$7.79	$7.93	$8.02	$8.10	$8.10	$7.90

Total Return	0.46%	2.27%	2.48%	3.37%	6.26%	9.97%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,224	$1,176	$1,351	$1,567	$1,904	$1,811
Ratio of expenses to average net assets	1.77%†	1.73%	1.74%	1.75%	1.69%	1.45%
Ratio of net investment income to average net assets	3.37%†	3.36%	3.30%	3.23%	3.62%	3.95%
Portfolio turnover rate	5.00%	—	—	12.51%	10.19%	9.57%
Without management fee waiver:*
Ratio of expenses to average net assets	1.92%†	1.88%	1.89%	1.90%	1.84%	1.83%
Ratio of net investment income to average net assets	3.22%†	3.21%	3.15%	3.08%	3.47%	3.57%

See footnotes on page 43.

Financial Highlights  (unaudited)

North Carolina Series
Class A
	Six Months Ended 3/31/06	Year Ended September 30,
		2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$7.94	$8.05	$8.14	$8.19	$7.89	$7.54
Income from Investment Operations:
Net investment income	0.14	0.29	0.29	0.29	0.32	0.33
Net realized and unrealized gain (loss) on investments	(0.11)	(0.10)	(0.07)	(0.01)	0.31	0.37
Total from Investment Operations	0.03	0.19	0.22	0.28	0.63	0.70
Less Distributions:
Dividends from net investment income	(0.14)	(0.28)	(0.28)	(0.29)	(0.32)	(0.33)
Distributions from net realized capital gain	(0.06)	(0.02)	(0.03)	(0.04)	(0.01)	(0.02)
Total Distributions	(0.20)	(0.30)	(0.31)	(0.33)	(0.33)	(0.35)
Net Asset Value, End of Period	$7.77	$7.94	$8.05	$8.14	$8.19	$7.89

Total Return	0.26%	2.45%	2.82%	3.51%	8.21%	9.52%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$15,864	$16,781	$19,856	$22,778	$25,386	$25,737
Ratio of expenses to average net assets	1.31%†	1.24%	1.19%	1.19%	1.11%	1.13%
Ratio of net investment income to average net assets	3.50%†	3.60%	3.55%	3.65%	4.11%	4.29%
Portfolio turnover rate	19.11%	—	7.93%	10.00%	7.96%	5.61%

See footnotes on page 43.

Financial Highlights  (unaudited)

North Carolina Series
Class C
	Six Months Ended 3/31/06	Year Ended September 30,
		2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$7.94	$8.04	$8.13	$8.18	$7.88	$7.54
Income from Investment Operations:
Net investment income	0.11	0.23	0.22	0.23	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.11)	(0.09)	(0.06)	(0.01)	0.30	0.36
Total from Investment Operations	—	0.14	0.16	0.22	0.57	0.63
Less Distributions:
Dividends from net investment income	(0.11)	(0.22)	(0.22)	(0.23)	(0.26)	(0.27)
Distributions from net realized capital gain	(0.06)	(0.02)	(0.03)	(0.04)	(0.01)	(0.02)
Total Distributions	(0.17)	(0.24)	(0.25)	(0.27)	(0.27)	(0.29)
Net Asset Value, End of Period	$7.77	$7.94	$8.04	$8.13	$8.18	$7.88

Total Return	(0.11)%	1.82%	2.06%	2.74%	7.41%	8.59%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,134	$1,414	$3,012	$2,778	$2,962	$2,049
Ratio of expenses to average net assets	2.07%†	1.99%	1.94%	1.94%	1.86%	1.88%
Ratio of net investment income to average net assets	2.75%†	2.85%	2.80%	2.90%	3.36%	3.54%
Portfolio turnover rate	19.11%	—	7.93%	10.00%	7.96%	5.61%

See footnotes on page 43.

Financial Highlights  (unaudited)

North Carolina Series
Class D
	Six Months Ended 3/31/06	Year Ended September 30,
		2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Period	$7.93	$8.04	$8.13	$8.18	$7.88	$7.54
Income from Investment Operations:
Net investment income	0.11	0.23	0.22	0.23	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.11)	(0.10)	(0.06)	(0.01)	0.30	0.36
Total from Investment Operations	—	0.13	0.16	0.22	0.57	0.63
Less Distributions:
Dividends from net investment income	(0.11)	(0.22)	(0.22)	(0.23)	(0.26)	(0.27)
Distributions from net realized capital gain	(0.06)	(0.02)	(0.03)	(0.04)	(0.01)	(0.02)
Total Distributions	(0.17)	(0.24)	(0.25)	(0.27)	(0.27)	(0.29)
Net Asset Value, End of Period	$7.76	$7.93	$8.04	$8.13	$8.18	$7.88

Total Return	(0.12)%	1.69%	2.06%	2.74%	7.41%	8.59%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$508	$532	$706	$824	$941	$1,514
Ratio of expenses to average net assets	2.07%†	1.99%	1.94%	1.94%	1.86%	1.88%
Ratio of net investment income to average net assets	2.75%†	2.85%	2.80%	2.90%	3.36%	3.54%
Portfolio turnover rate	19.11%	—	7.93%	10.00%	7.96%	5.61%

†	Annualized.
*	During the periods stated, the Manager, at its discretion, waived portions of its management fees for California High-Yield Series and Florida Series (Note 3).
ø	As required, effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on portfolio securities for financial reporting purposes. The effects of this change, for the year ended September 30, 2002, was to increase net investment income and decrease net realized and unrealized gain on investments per share by less than $0.01 for each share class of each Series and to increase the ratio of net investment income to average net assets of each share class of the California High-Yield and Florida Series by 0.04% and each share class of the California Quality and North Carolina Series by 0.05%. The per share data and ratios for periods prior to October 1, 2001 have not been restated.

See Notes to Financial Statements.

Matters Relating to the Trustees’
Consideration of the Continuance of the
Management Agreements

The term “Trust” refers to Seligman Municipal Series Trust, and the term “Series” refers to the California High-Yield Series, the California Quality Series, the Florida Series, and the North Carolina Series. There are separate management agreements between the Manager and the Trust in respect of each Series.

The trustees unanimously approved the continuance of the Management Agreements with the Manager in respect of each Series at a meeting held on November 17, 2005.

In preparation for the meeting, experienced counsel who are independent of the Manager had discussed with the Manager the continuances and nature of materials to be provided to the trustees, the trustees had requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. (“Lipper”). Prior to voting, the trustees reviewed the proposed continuance of the Management Agreements with the Manager and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance. The independent trustees also discussed the proposed continuance in a private session with counsel at which no representatives of the Manager were present.

In reaching their determination with respect to the continuance of the Management Agreements in respect of each Series, the trustees considered their knowledge of the nature and quality of the services provided by the Manager to the Trust gained from their experience as directors and/or trustees of the Seligman Group of Funds, their overall confidence in the Manager’s integrity and competence they have gained from that experience, the Manager’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds. The trustees noted that the Board has six regular meetings each year, at each of which they receive presentations from the Manager on the investment results of the Series and review extensive materials and information presented by the Manager.

The trustees also considered all other factors they believed relevant, including the following:

1.	information comparing the performance of each of the Series to other investment companies with similar investment objectives;

2.	the nature, extent and quality of investment and administrative services rendered by the Manager;

3.	payments received by the Manager from all sources in respect of each Series and all investment companies in the Seligman Group of Funds;

4.	the costs borne by, and profitability of, the Manager and its affiliates in providing services to each Series and to all investment companies in the Seligman Group of Funds;

5.	comparative fee and expense data for each Series and other investment companies with similar investment objectives;

Matters Relating to the Trustees’
Consideration of the Continuance of the
Management Agreements

6.	the extent to which economies of scale would be realized as the Series grow and whether fee levels reflect any economies of scale for the benefit of investors;

7.	the Manager’s practices regarding allocation of portfolio transactions of the Series;

8.	information about “revenue sharing” arrangements that the Manager enters into in respect of each Series;

9.	portfolio turnover rates of each Series compared to other investment companies with similar investment objectives;

10.	fall-out benefits which the Manager and its affiliates receive from their relationships to the Series;

11.	the professional experience and qualifications of each Series’ portfolio management team and other senior personnel of the Manager; and

12.	the terms of the Management Agreement.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and trustees attributed different weights to the various factors. The trustees evaluated all information available to them on a Series-by-Series basis, and their determinations were made separately in respect of each Series.

The trustees determined that the overall arrangements between each Series and the Manager, as provided in the Management Agreement in respect of that Series, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the trustees’ reaching their determination to approve the continuance of the Management Agreements (including their determinations that the Manager should continue to be the investment adviser for each Series and that the fees payable to the Manager pursuant to the Management Agreements are appropriate) were separately discussed by the trustees.

Nature, Extent and Quality of Services Provided by the Manager

The trustees noted that, under the Management Agreements, the Manager, subject to the control of the trustees, administers each Series’ business and other affairs. The Manager manages the investment of the assets of each Series, including making purchases and sales of portfolio securities consistent with such Series’ investment objective and policies. The Manager also provides each Series with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by each Series) and executive and other personnel as are necessary for Series operations. The Manager pays all of the compensation of trustees of the Trust who are employees or consultants of the Manager and of the officers and employees of the Trust, including the Trust’s chief compliance officer. The Manager also provides senior management for Seligman Data Corp. (“SDC”), a company owned by certain of the investment companies in the

Matters Relating to the Trustees’
Consideration of the Continuance of the
Management Agreements

Seligman Group of Funds that provides shareholder services to the Trust and other investment companies in the Seligman Group of Funds at cost.

The trustees considered the scope and quality of services provided by the Manager under the Management Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own and the Trust’s compliance programs, and these compliance programs have recently been refined and enhanced in light of recently adopted regulatory requirements. The trustees considered the quality of the investment research capabilities of the Manager and the other resources they have dedicated to performing services for the Trust. At prior meetings the trustees had also considered the Manager’s practices with respect to the selection of brokers and dealers to effect portfolio transactions, including their duty to seek best execution. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Series under the Management Agreements.

On an ongoing basis, the Manager reports to the trustees on the status of various matters relating to market timing activity affecting certain funds in the Seligman Group of Funds. In connection with the continuance review, the Manager and its counsel and the trustees’ special counsel also addressed, among other matters: the action brought by the Manager and its president against the Attorney General of the State of New York seeking an order enjoining the Attorney General from, among other things, investigating the fees paid by the funds in the Seligman Group of Funds to the Manager; the ex parte application filed by the Attorney General to seek further discovery and appoint a special referee to supervise the Attorney General’s investigation relating to market timing; and the indication by the Staff of the New York Office of the Securities and Exchange Commission (“SEC”) that it was considering recommending that the SEC institute a formal action against the Manager and Seligman Advisors, Inc. relating to market timing. After a detailed presentation by the Manager and further discussion with the Manager, the Manager’s counsel, the trustees’ special counsel and other experienced counsel independent of the Manager, the independent trustees concluded that they retained confidence in the integrity of the Manager and its ability to provide management services to the Trust.

Costs of Services Provided and Profitability to the Manager

At the request of the trustees, the Manager provided information concerning profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information for 2004 and 2005 (through September 30) and estimates for full-year 2005. The information considered by the trustees included operating profit margin information for the Manager’s investment company business alone (i.e., excluding results of its other businesses) and on a consolidated basis. The trustees also reviewed the Manager’s profitability data and estimated profitability data for each Series. The trustees reviewed with the Manager’s chief financial officer the assumptions and methods of allocation used by the Manager in preparing the profitability data. The Manager stated its belief that the methods of allocation used were reasonable, but it

Matters Relating to the Trustees’
Consideration of the Continuance of the
Management Agreements

noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Manager where each of the advisory products draws on, and benefits from, the research and other resources of the organization.

The trustees recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. In considering profitability information, the trustees considered the effect of fall-out benefits on the Manager’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Seligman Group of Funds. The trustees focused on profitability of the Manager’s relationships with the Series before taxes and distribution expenses. The trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Series and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with each Series was not excessive.

Fall-Out Benefits

The trustees also considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Series in respect of shares held in accounts for which there is no other broker of record, and that the Trust’s distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Series and receives a portion of the sales charges on sales or redemptions of certain classes of shares.

The trustees recognized that the Manager’s profitability would be somewhat lower if it did not receive the benefits described above. The trustees noted that the Manager derives reputational and other benefits from its association with the Series.

Investment Results

In addition to the information received by the trustees for the meeting, the trustees receive detailed performance information for each Series at each regular Board meeting during the year. The trustees reviewed information showing performance of each Series compared to other funds in the appropriate Lipper average over the one-, three-, five- and ten-year periods ended September 30, 2005, and compared to a group of competitor funds selected by the Manager over annualized rolling three- and five-year periods ended September 30, 2005, for each calendar year in the 2000-to-2004 period, and for the first nine months of 2005, as applicable. The Manager explained that there was no appropriate benchmark index against which to compare each Series.

California High-Yield Series. The trustees compared the California High-Yield Series’ performance to the Lipper California Municipal Debt Funds Average and to ten competitor funds selected by the Manager. They noted that the California High-Yield Series ranked above the median for its Lipper category in all periods and that its results were close to or above the Lipper average and the competitor average for 2003 and 2004 as well as for the rolling three- and five-year periods ended

Matters Relating to the Trustees’
Consideration of the Continuance of the
Management Agreements

September 30, 2005. Although the Series’ results for the first nine months of 2005 were somewhat below the competitor average, they were above the Lipper average. Based upon their review, the trustees concluded that the California High-Yield Series’ relative investment performance over time had been highly satisfactory.

California Quality Series. The trustees compared the California Quality Series’ performance to the Lipper California Municipal Debt Funds Average and to ten competitor funds selected by the Manager. They noted that the California Quality Series ranked above the median for its Lipper category in the five- and ten-year periods, and somewhat below the median in the one- and three-year periods ended September 30, 2005. They also noted that the Series’ results were above or modestly below the Lipper average and the competitor average for most periods reviewed, although the Series lagged the competitor average by a larger amount in more recent periods. The Manager explained that the California Quality Series’ medium-term performance had been adversely affected by defensive positioning of the portfolio in anticipation of rising interest rates, which did not rise as the Manager had anticipated. Based upon their review, the trustees concluded that the California Quality Series’ relative investment performance over time had been satisfactory.

Florida Series. The trustees compared the Florida Series’ performance to the Lipper Florida Municipal Debt Funds Average and to ten competitor funds selected by the Manager. They noted that the Florida Series ranked above the median for its Lipper category in the three-, five- and ten- year periods ended September 30, 2005 and that its results were above the Lipper average and only slightly below the competitor average for the rolling three-year and five-year periods ended September 30, 2005. Based upon their review, the trustees concluded that the Florida Series’ relative investment performance over time had been satisfactory.

North Carolina Series. The trustees compared the North Carolina Series’ performance to the Lipper North Carolina Municipal Debt Funds Average and to six competitor funds selected by the Manager. The comparative information showed that the North Carolina Series’ investment results were close to the Lipper average for the rolling three- and five-year periods, although they lagged the competitor average in both periods and were also somewhat below both the Lipper average and the competitor average for the first nine months of 2005. The trustees also noted that the North Carolina Series’ Lipper ranking showed a declining trend and was below the median for the one-, three- and five-year periods ended September 30, 2005. The Manager noted that the North Carolina Series’ results were lowered somewhat by the Series’ relatively high expense ratio, which resulted principally from its small size (approximately $19 million). The Manager also explained that the Series’ performance in recent periods had been adversely affected by defensive positioning of the portfolio in anticipation of rising interest rates, which did not rise as the Manager had anticipated. Based upon their review, the trustees concluded that the North Carolina Series’ relative investment performance over time had been acceptable.

Matters Relating to the Trustees’
Consideration of the Continuance of the
Management Agreements

Management Fees and Other Expenses

The trustees considered the management fee rate paid by each Series to the Manager, which is 0.50%. The trustees recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The trustees noted that in the case of the Florida Series and North Carolina Series, the management fee rate was less than both the average and the median for their respective peer group, and that, in the case of the California High-Yield Series and California Quality Series, the management fee rate was equal to the peer group median. The peer group for each Series consisted of all funds with front-end sales charges in its Lipper Category.

The trustees also considered the total expense ratio of each Series for the most recent fiscal year, as compared to the expense ratios for other funds in its peer group. The trustees recognized that the expense ratio information for the Series potentially reflected on the Manager’s provision of services, as the Manager is responsible for coordinating services provided to the Series by others.

In considering the expense ratios of the Series, the trustees noted that the Series have elected to have shareholder services provided at cost by SDC and that the Manager provides senior management of SDC as part of the services covered by its management fees. SDC provides services exclusively to the investment companies in the Seligman Group of Funds, and the trustees noted that the arrangement with SDC has provided the Series and their shareholders with a consistently high level of service. The Manager explained that the expense ratios of some peer group funds were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary.

The trustees noted that the expense ratio of the California High-Yield Series was only moderately higher than its peer group median and average, and that for two of the other Series with relatively low net assets, the California Quality Series (approximately $52 million) and the Florida Series (approximately $34 million), each had expense ratios somewhat higher than their peer group medians and averages. The trustees concluded that the expense ratios of these three Series were satisfactory.

The comparative information showed that the North Carolina Series’ expense ratio was significantly higher than the peer group median and average and the highest in its peer group. The Manager explained that the North Carolina Series’ small size (approximately $19 million) contributed to its relatively high expense ratio. The trustees noted that the peer group was small, consisting of only five funds in addition to the North Carolina Series, that four of the five peer group funds were significantly larger than the North Carolina Series, and that three peer group funds benefited from reimbursements by their advisers. If expense ratios were considered without those reimbursements, the North Carolina Series’ expense ratio would have been closer to the median. On the basis of this review, the trustees concluded that the North Carolina Series’ expense ratio was acceptable.

Matters Relating to the Trustees’
Consideration of the Continuance of the
Management Agreements

Economies of Scale

The trustees noted that the management fee schedules for the Series do not contain breakpoints that reduce the fee rate on assets above specified levels. The trustees recognized that there is no direct relationship between the economies of scale realized by funds and those realized by the Manager as assets increase, largely because economies of scale are realized (if at all) by the Manager across a variety of products and services, and not only in respect of a single fund. The trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Manager and to the economies of scale that the Manager may realize in its overall mutual fund business or those components of it which directly or indirectly affect a funds’ operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Series, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund’s management fee breakpoints with those of comparable funds. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all and that, in any event, none of the Series have benefited from significant net sales in recent times. Having taken these factors into account, the trustees concluded that the absence of breakpoints in each Series’ fee rate schedule was acceptable under each Series’ circumstances.

Trustees

John R. Galvin 1, 3

- Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
- Chairman Emeritus, American Council on Germany

Alice S. Ilchman 2, 3

- President Emerita, Sarah Lawrence College
- Director, Jeannette K. Watson Fellowship and Public Broadcasting Service
- Trustee, Committee for Economic Development
- Governor of the Court of Governors, London School of Economics

Frank A. McPherson 2, 3

- Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
- Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation and Oklahoma Foundation for Excellence in Education

Betsy S. Michel 1, 3

- Trustee, The Geraldine R. Dodge Foundation

William C. Morris

- Chairman, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.
- Director, Seligman Data Corp.
- President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

- Counsel, Lewis & Munday, P.C.
- Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
- Director, Kerr-McGee Corporation, Infinity, Inc. and Vibration Control Technologies, LLC
- Lead Outside Director, Digital Ally Inc.
- Director and Chairman, Highland Park Michigan Economic Development Corp.
- Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

- Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

- Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
- Director, CommScope, Inc.

Brian T. Zino

- Director and President, J. & W. Seligman & Co. Incorporated
- Chairman, Seligman Data Corp.
- Director, ICI Mutual Insurance Company, Seligman Advisors, Inc. and Seligman Services, Inc.
- Member of the Board of Governors, Investment Company Institute

Member: 1 Audit Committee
2 Trustee Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Eileen A. Comerford

Vice President

Eleanor T. M. Hoagland

Vice President and Chief Compliance Officer

Thomas G. Moles

Vice President

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

Additional Trust Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Trust will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Trust to determine how to vote proxies relating to portfolio securities as well as information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Trust’s prospectus or statement of additional information.

Go paperless —
sign up for E-Delivery
at www.seligman.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of each series of Seligman Municipal Series Trust, which contains information about the investment objectives, risks, charges and expenses of the Trust, each of which should be considered carefully before investing. The prospectus, which contains information about these factors, should be read carefully before investing or sending money.

TEB3 3/06

ITEM 2.	CODE OF ETHICS. Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS. Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
	(a)(1)	Not applicable.

	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable.

	(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL SERIES TRUST

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	June 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	June 2, 2006

By:	/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	June 2, 2006

SELIGMAN MUNICIPAL SERIES TRUST

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.